Employee benefits (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Contributions
Expense of defined contribution plans	$ 236	$ 243	$ 220
Defined pension benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	308	403
Of which, discretionary contributions to defined benefit pension plans	75	164
Contributions by employer, noncash	25	160
Estimated contribution by employer, next fiscal year	233
Estimated discretionary contributions by employer, next fiscal year	23
Expected future cash flows in respect of pension and other postretirement benefit plans
2015	644
2016	668
2017	633
2018	627
2019	627
Years 2020-2024	3,002
Other postretirement benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	14	15
Estimated discretionary contributions by employer, next fiscal year	17
Expected future cash flows in respect of pension and other postretirement benefit plans
2015	17
2016	17
2017	17
2018	17
2019	17
Years 2020-2024	$ 83